DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

NOTE 1 - DESCRIPTION OF BUSINESS

Unrivaled Brands, Inc. (the “Company”) is a cannabis company with operations in retail, production, distribution, and cultivation throughout California, with an emphasis on providing the highest quality of medical and adult use cannabis products. The Company is home to Korova, a brand of high potency products across multiple product categories, currently available in California, Oregon, Arizona, and Oklahoma. With the acquisition of People’s First Choice, the Company operates a premier cannabis dispensary in Orange County, California. The Company also owns dispensaries in California which operate as The Spot in Santa Ana, Blüm in Oakland, and Blüm in San Leandro.

Unrivaled is a holding company with the following subsidiaries:

•	121 North Fourth Street, LLC, a Nevada limited liability company (“121 North Fourth”)
•	620 Dyer LLC, a California corporation (“Dyer”)
•	1815 Carnegie LLC, a California limited liability company (“Carnegie”)
•	Black Oak Gallery, a California corporation (“Black Oak”)
•	Blüm San Leandro, a California corporation (“Blüm San Leandro”)
•	Halladay Holding, LLC, a California limited liability company (“Halladay”)
•	People’s First Choice, LLC, a California limited liability company (“People’s”)
•	UMBRLA, Inc., a Nevada corporation (“UMBRLA”)

References in this document to the “Company”, “Unrivaled”, “we”, “us”, or “our” are intended to mean Unrivaled Brands, Inc., individually, or as the context requires, collectively with its subsidiaries on a consolidated basis.

During the fiscal second quarter of 2023, the Company received confirmation for the legal dissolution of UMBRLA, Inc. As a result, all liabilities and existing obligations of the dissolved entity were extinguished and the Company recognized a gain on disposal of assets of $1.74 million during the three and six months ended June 30, 2023.

NOTE 1 – DESCRIPTION OF BUSINESS

Unrivaled Brands, Inc. (the "Company") a cannabis company with operations in retail, production, distribution, and cultivation operations throughout California, with an emphasis on providing the highest quality of medical and adult use cannabis products. From the acquisition of UMBRLA, the Company has multiple cannabis lifestyle brands. The Company is home to Korova, a brand of high potency products across multiple product categories, currently available in California, Oregon, Arizona, and Oklahoma. With the acquisition of People’s First Choice, the Company operates a premier cannabis dispensary in Orange County, California. The Company also owns dispensaries in California which operate as The Spot in Santa Ana, Blüm in Oakland and Blüm in San Leandro.

Unrivaled is a holding company with the following subsidiaries:

•	121 North Fourth Street, LLC, a Nevada limited liability company ("121 North Fourth")
•	620 Dyer LLC, a California corporation (“Dyer”)
•	1815 Carnegie LLC, a California limited liability company (“Carnegie”)
•	Black Oak Gallery, a California corporation (“Black Oak”)
•	Blüm San Leandro, a California corporation (“Blüm San Leandro”)
•	Halladay Holding, LLC, a California limited liability company (“Halladay”)
•	MediFarm, LLC, a Nevada limited liability company (“MediFarm”)
•	MediFarm I, LLC, a Nevada limited liability company (“MediFarm I”)
•	OneQor Technologies, Inc., a Delaware corporation ("OneQor")
•	People's First Choice, LLC, a California limited liability company ("People's")
•	UMBRLA, Inc., a Nevada corporation ("UMBRLA")

Effective July 7, 2021, the Company changed its corporate name from “Terra Tech Corp.” to “Unrivaled Brands, Inc.” in connection with the Company’s acquisition of UMBRLA. References in this document to “the Company”, “Unrivaled”, “we”, “us”, or “our” are intended to mean Unrivaled Brands, Inc., individually, or as the context requires, collectively with its subsidiaries on a consolidated basis.